Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital [Abstarct]
Schedule of Share Option of Black-Scholes Option Pricing Model	For the years ended June 30, 2025 and 2024, we recorded expenses of $16,665 and $1,872, respectively. The range of assumptions used in determining the fair value of the share option was as follows:
Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

We valued the warrants at the values shown below using the Black-Scholes option pricing model. The range of assumptions used in determining the fair value of the warrants were as follows:

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period November 29, 2022 to June 30, 2023
Value of warrants	$35,000	$1,342,750	$21,000
Expected term in years	5 years	3 to 5 years	5 years
Risk-free interest rate	3.95%	4.00% to 4.64%	3.29% to 4.26%
Annual expected volatility	300.0%	300.0%	300.0%
Dividend yield	0.00%	0.00%	0.00%

Schedule of Activity related to Share Option

Activity related to the share option for the years ended June 30, 2025 and 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning	-	$-
Activity during the year ended June 30, 2024:
Options granted	50,000	2.00
Outstanding, June 30, 2024	50,000	2.00
Activity for the year ended June 30, 2025 – none	-	-
Outstanding, June 30, 2025	50,000	2.00
Exercisable, end of period	16,667	$2.00	5.9	$0

Schedule of Activity Related to the Warrants

Activity related to the warrants for the years ended June 30, 2025 and 2024 and the period November 29, 2022 through June 30, 2023 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning	—	—
Granted during the period November 29, 2022 through June 30, 2023	21,000	$1.00
Outstanding, June 30, 2023	21,000	$1.00
Activity during the year ended June 30, 2024:
Granted during the year ended June 30, 2024:
To Boustead	92,750	$1.00
To private placement investors	1,250,000	$1.00
Outstanding, June 30, 2024	1,363,750	$1.00
Activity during the year ended June 30, 2025	35,000	$1.00
Outstanding, June 30, 2025	1,398,750	$1.00
Exercisable, end of period	1,398,750	$1.00	1.3	$0